Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 15. Related Party Transactions

        On July 24, 2007, the Company was acquired pursuant to a merger transaction (the "2007 Merger"), and, immediately following the completion of the 2007 Merger, all of our outstanding common stock was owned by investment funds managed by, or affiliated with, Clayton, Dubilier & Rice, LLC ("CD&R"), or the "CD&R Funds," Citigroup Private Equity LP, or "Citigroup," BAS Capital Funding Corporation, or "BAS," and JPMorgan Chase Funding Inc., or "JPMorgan." On September 30, 2010, Citigroup transferred the management responsibility for certain investment funds that owned shares of our common stock to StepStone Group LP, or "StepStone," and the investment funds managed by StepStone Group, the "StepStone Funds." As of December 22, 2011, we purchased from BAS 5 million shares of our common stock. On March 30, 2012, an affiliate of BAS sold 5 million shares of our common stock to Ridgemont Partners Secondary Fund I, L.P, or "Ridgemont." On July 24, 2012, BACSVM-A L.P., an affiliate of BAS, distributed 1,666,666 shares of our common stock to Charlotte Investor IV, L.P., its sole limited partner, (together with the CD&R Funds, the StepStone Funds, JPMorgan and Citigroup Capital Partners II Employee Master Fund, L.P., an affiliate of Citigroup, the "Equity Sponsors").

        Upon completion of Holdings' initial public offering on July 1, 2014, the Equity Sponsors continued to hold approximately 65 percent of Holdings' common stock.

Consulting Agreements

        The Company was a party to a consulting agreement with CD&R under which CD&R provided the Company with ongoing consulting and management advisory services. The annual consulting fee payable under the consulting agreement with CD&R was $6 million. Under this agreement, the Company recorded consulting fees of $3 million and $5 million in the nine months ended September 30, 2014 and 2013, respectively, which is included in Selling and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

        The Company was also a party to consulting agreements with StepStone, JPMorgan and Ridgemont (and formerly with BAS). Pursuant to the consulting agreements, the Company was required to pay aggregate annual consulting fees of $1 million to StepStone, JPMorgan and Ridgemont (formerly payable to BAS), respectively.

        On July 1, 2014, in connection with the completion of Holdings' initial public offering, the Company paid the Equity Sponsors aggregate fees of $21 million in connection with the termination of the consulting agreements, which is recorded in the nine months ended September 30, 2014 in Consulting agreement termination fees in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

Note 10. Related Party Transactions

        The Company is a party to a consulting agreement with CD&R under which CD&R provides the Company with ongoing consulting and management advisory services. The annual consulting fee payable under the consulting agreement with CD&R is $6 million. Under this agreement, the Company recorded consulting fees of $6 million in each of the years ended December 31, 2013, 2012 and 2011, which is included in Selling and administrative expenses in the consolidated statements of operations and comprehensive (loss) income. The consulting agreement also provides that CD&R may receive additional fees in connection with certain subsequent financing and acquisition or disposition transactions. There were no additional fees incurred in each of the years ended December 31, 2013, 2012 and 2011. The consulting agreement will terminate on July 24, 2017, unless terminated earlier at CD&R's election.

        As of December 31, 2013, the Company is a party to consulting agreements with StepStone, JPMorgan and BAS. The consulting agreements terminate on June 30, 2016 or upon the earlier termination of the consulting agreement with CD&R. Effective January 1, 2012, the annual consulting fee formerly payable to BAS was reduced to $0.25 million. Pursuant to the consulting agreements, the Company is required to pay aggregate annual consulting fees of $1 million to StepStone, JPMorgan and BAS. The Company recorded aggregate consulting fees related to these agreements of $1 million in each of the years ended December 31, 2013, 2012 and 2011, which is included in selling and administrative expenses in the consolidated statements of operations and comprehensive (loss) income.